Description of plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of plan
NOTE 1 - DESCRIPTION OF PLAN

The following description of the CRH Americas 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan‘s provisions.
General
: The Plan is a multiple – employer defined contribution Plan covering employees of CRH Americas, Inc. and certain subsidiaries (collectively referred to as the “Company”) who are 18 years old or older and who have completed 90 days of eligibility service. Eligibility for matching Company contributions generally requires one year of service. Eligibility for discretionary profit-sharing contributions generally requires one year and 1,000 hours of service. However, certain participating employers of the Plan have different eligibility requirements as detailed in the Plan documents. CRH Americas, Inc. is the US subsidiary of CRH plc.
The Board of Directors of the Company has appointed the Investment Committee to control and manage the operation and administration of the Plan. Fidelity Management Trust Company (“Fidelity”) serves as the trustee of the Plan. All of the Plan’s investments are participant directed. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Contributions
: Each year, participants may contribute up to 75% of pretax annual compensation, as defined in the Plan document and subject to certain limitations. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution Plans. Participants hired on or after January 1, 2015 are automatically enrolled at 5% upon meeting the Plan eligibility and have the opportunity to change this rate or opt out per the Plan rules.
The Company generally matches 100% up to 5% of the base compensation that a participant contributes to the Plan throughout the year. Additional profit-sharing amounts may be contributed at the option of the Company’s Board of Directors. A discretionary profit-sharing contribution was made to certain participating employers related to the 2025 and 2024 Plan years following the end of the Plan year and is shown as a receivable on the statements of net assets available for benefits.
Each participating employer of the Plan has different employer matching, non-elective
contribution and profit-sharing contribution formulas. Contributions are subject to certain limitations.
Participant Accounts
: Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with the participant’s own contributions and an allocation of (a) the Company’s matching contributions, (b) Plan earnings, and (c) the Company’s employer profit sharing contributions, if any, and is charged with his or her withdrawals and an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investments
: Participants may direct the investment of their contributions and the employer matching, non-elective and profit-sharing contributions into the various investment options offered by the Plan and may change investments and transfer amounts between funds daily. Participants may also direct their investments through a trustee sponsored brokerage account.
Retirement, Death, and Disability:
A participant is entitled to 100% of his or her account balance upon retirement, death, or disability.
Vesting:
Participants are immediately vested in their contributions and the matching contributions plus actual earnings thereon. Vesting in the profit sharing contributions, plus earnings thereon, is generally based on a five-year graded schedule at 20% per year, though some participating employers have other vesting schedules for the profit sharing accounts, as detailed in the Plan document. For non-elective
contributions, certain participating employers of the Plan have different vesting schedules as detailed in the Plan documents.
Payment of Benefits:
On termination of service due to death, disability, or retirement, a participant may elect to receive a lump-sum
amount equal to the value of the participant’s vested interest in his or her account in monthly, quarterly, or annual installments. For termination of service for other reasons such as in-service
and hardship withdrawals, a participant may receive the value of the vested interest in his or her account as a lump-sum
distribution.
Notes Receivable from Participants
: Participants may borrow from their pretax and rollover accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their pretax and rollover account balance, whichever is less. The loans are secured by the balance in the participant’s account. The interest rate charged to the participant on a loan is updated quarterly and effective on the first business day of the next calendar quarter. The rate is based on the prime rate plus one percent. Loans are repaid through payroll deductions, beginning as soon as administratively practicable after the effective date of the loans. Participants may make payments directly to the Plan if they are on seasonal leave. Participants may also pay remaining balances in lump sum directly to the Plan.
Forfeitures
: When certain terminations of participation in the Plan occur, the nonvested portion of the participant’s account, as defined by the Plan, represents a forfeiture. The Plan document permits the use of forfeitures to either reduce future employer contributions or pay Plan expenses for the Plan year. However, if a participant is reemployed and fulfills certain requirements, as defined in the Plan document, the account will be reinstated. On December 31, 2025 and 2024, the forfeiture account balance was $2,108,392 and $2,024,341, respectively. During 2025, employer contributions were reduced by $3,500,000 from forfeited nonvested accounts.